Restructuring and Related Charges	12 Months Ended
Sep. 30, 2018
Restructuring and Related Activities [Abstract]
Restructuring and related charges
Restructuring and Related Charges
To better align its resources with its growth strategies and reduce the cost structure, the Company commits to restructuring plans as necessary. The Company initiated a Voluntary Separation Plan (“VSP”) during the year ended September 30, 2016, that continued throughout the year ended September 30, 2017 and concluded during the six months ended March 31, 2018. The VSP plan includes severance payments to employees as a result of streamlining business operations for efficiency, elimination of redundancies, and reorganizing business processes. In addition, the Company has undertaken various other restructuring initiatives, including the wind-down of the Company’s operations in Italy, restructuring of the Company’s operations in Australia, consolidation of functional support structures on a global basis, and consolidation of the Singaporean research and development center. The table below sets forth the amounts accrued for the restructuring components and related activity:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of the period	$3,542	$13,217	$1,814
Restructuring charges related to VSP	312	20,098	16,859
Charges related to other initiatives	10,773	12,294	13,100
Write-off charge and other non‑cash activity	(663)	(727)	(166)
Cash payments	(13,280)	(41,432)	(18,403)
Other adjustments	26	92	13
Balance at end of the period	$710	$3,542	$13,217

The balances for accrued restructuring liabilities at September 30, 2018 and 2017, are recorded in Accrued expenses and other liabilities on the Consolidated Balance Sheets. Restructuring charges primarily represent severance charges. The Company expects to pay the remaining amounts accrued as of September 30, 2018 during the first half of 2019. The table below sets forth the location of restructuring charges recorded on the Consolidated Statements of Operations:

	Year Ended September 30,
	2018	2017	2016
Cost of product sales and services	$3,897	$14,574	$14,611
General and administrative expense	5,438	8,604	8,045
Sales and marketing expense	908	8,727	5,591
Research and development expense	606	487	1,712
Other expense	236	—	—
	$11,085	$32,392	$29,959

The Company continues to evaluate restructuring activities that may result in additional charges in the future. As a result of the two-segment reporting structure that was implemented on October 1, 2018, the Company expects to incur $17 million to $22 million of restructuring charges over the next two fiscal years (see Footnote 24 - Subsequent Events).